Related party transactions and balances (Details) - Schedule of owing to related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Related party transactions and balances (Details) - Schedule of owing to related parties [Line Items]
Total related party transactions	$ 441,374	$ 6,893	$ 2,319
Tintina Holdings, Ltd [Member]
Related party transactions and balances (Details) - Schedule of owing to related parties [Line Items]
Total related party transactions	12,744	6,893	0
Officers and Board members [Member]
Related party transactions and balances (Details) - Schedule of owing to related parties [Line Items]
Total related party transactions	$ 428,630		$ 2,319